American Funds Insurance Series®

Asset Allocation Fund

Summary Prospectus Supplement

February 29, 2016

(for Class 1 shares summary prospectus, Class 2
shares summary prospectus, Class 3 shares summary
prospectus and Class 4 shares summary prospectus
dated May 1, 2015)

The information under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	15 years	Partner – Capital World Investors
J. David Carpenter	2 years	Partner – Capital World Investors
David A. Daigle	6 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	8 years	Partner – Capital World Investors
James R. Mulally	9 years	Partner – Capital Fixed Income Investors

Keep this supplement with your summary prospectus.

Lit No. INA8BS-017-0216O CGD/8024-S52784